Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 18: TRANSACTIONS WITH RELATED PARTIES

At December 31, 2018 and 2017, the amounts due from/ (to) affiliate companies were as follows:

	December 31, 2018	December 31, 2017
Navios Holdings	$150	$(265)

Amounts due from/(to) affiliate companies do not accrue interest and do not have a specific due date for their settlement.

General & administrative expenses: On April 12, 2011, Navios Logistics entered into an administrative services agreement for a term of five years, with Navios Holdings, pursuant to which Navios Holdings provides certain administrative management services to Navios Logistics. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In April 2016, we extended the duration of the Administrative Services Agreement until December 31, 2021. Total general and administrative fees charged for the year ended December 31, 2018 amounted to $1,000 ($1,000 in 2017 and $1,000 in 2016).

Lodging and travel services: Navios Logistics obtains lodging and travel services from Empresa Hotelera Argentina S.A./(NH Lancaster) and Pit Jet S.A., both owned by members of the Lopez family, including Claudio Pablo Lopez, Navios Logistics’ Chief Executive Officer and Vice Chairman and Carlos Augusto Lopez, Navios Logistics’ Chief Commercial Officer—Shipping Division, each of whom has no controlling interest in those companies. Total charges were $34 for the year ended December 31, 2018 ($51 in 2017 and $29 in 2016) and amounts payable amounted to $4 as of December 31, 2018 and $16 as of December 31, 2017.

Shareholders’ Agreement

Pursuant to a shareholders’ agreement (the “Shareholders’ Agreement”) entered into in January 2008 in connection with the original combination of the Uruguayan port business and the upriver barge business, Grandall Investments S.A.(“Grandall”) (an entity owned and controlled by Lopez family members, including Claudio Pablo Lopez, our Chief Executive Officer and Vice Chairman) has certain rights as our shareholders, including certain rights of first offer, rights of first refusal, tag along rights, exit options and veto rights. Pursuant to an amendment dated June 17, 2010, when we became subject to the reporting requirements of the Securities and Exchange Act of 1934, as amended (the “Exchange Act”), the shares of our common stock held by Navios Holdings were to convert into shares of Class B Common Stock, with each share of Class B Common Stock entitling its holder to ten votes per share. Navios Holdings has currently waived such conversion provision. If and when the conversion occurs, it will permit Navios Holdings to control our business even if it does not hold a majority economic interest in our company.

Pursuant to an Assignment and Succession agreement dated December 17, 2012, Peers Business Inc., a Panamanian corporation assumed all rights and obligations of Grandall under the Shareholders’ Agreement.

Employment Agreements

The Company has executed employment agreements with several of its key employees who are noncontrolling shareholders of the Company. These agreements stipulate, among other things, severance and benefit arrangements in the event of termination. In addition, the agreements include confidentiality provisions and covenants not to compete. The employment agreements initially expired in December 31, 2009, but are being renewed automatically for successive one-year periods until either party gives 90 days written notice of its intention to terminate the agreement. Generally, the agreements call for a base salary ranging from $280 to $340 per year, annual bonuses and other incentives, provided certain performance targets are achieved. Under the agreements, the Company accrued compensation totaling $900 for the year ended December 31, 2018 ($900 in 2017; $900 in 2016).